Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL FUNDS
(the “Trust”)
STATE STREET INSTITUTIONAL SMALL-CAP EQUITY FUND
(the “Fund”)
Investment Class (SIVIX) Service Class (SSQSX)
SUPPLEMENT DATED DECEMBER 22, 2021 TO THE PROSPECTUS, SUMMARY
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED
JANUARY 31, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund’s investment adviser, SSGA Funds Management, Inc. (“SSGA FM”) has agreed, effective as of January 1, 2022, (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class-specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with approval of the Fund’s Board of Trustees.
Accordingly, effective as of January 1, 2022, the Prospectus and SAI are revised as follows:

1.
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Expenses” on page 14 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.88%	0.88%
Distribution and Shareholder Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.14%

Less Fee Waivers and/or Expense Reimbursements[2]	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.75%	1.00%

[1]
The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate is subject to breakpoints and differs depending on the average daily net assets of the Fund. Accordingly, actual management fee rate may be higher or lower than shown above.

[2]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until January 31, 2023 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2023, except with approval of the State Street Institutional Funds’ Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through January 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investment Class	$77	$270	$479	$1,083
Service Class	$102	$348	$614	$1,374

State Street Institutional Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
STATE STREET INSTITUTIONAL FUNDS
(the “Trust”)
STATE STREET INSTITUTIONAL SMALL-CAP EQUITY FUND
(the “Fund”)
Investment Class (SIVIX) Service Class (SSQSX)
SUPPLEMENT DATED DECEMBER 22, 2021 TO THE PROSPECTUS, SUMMARY
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) EACH DATED
JANUARY 31, 2021 AS MAY BE SUPPLEMENTED FROM TIME TO TIME
The Fund’s investment adviser, SSGA Funds Management, Inc. (“SSGA FM”) has agreed, effective as of January 1, 2022, (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class-specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with approval of the Fund’s Board of Trustees.
Accordingly, effective as of January 1, 2022, the Prospectus and SAI are revised as follows:

1.
The sub-sections within the Fund Summary entitled “Annual Fund Operating Expenses” and “Expenses” on page 14 of the Prospectus are each deleted in their entirety and replaced in each instance with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investment Class	Service Class
Management Fees[1]	0.88%	0.88%
Distribution and Shareholder Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.89%	1.14%

Less Fee Waivers and/or Expense Reimbursements[2]	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.75%	1.00%

[1]
The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate is subject to breakpoints and differs depending on the average daily net assets of the Fund. Accordingly, actual management fee rate may be higher or lower than shown above.

[2]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until January 31, 2023 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2023, except with approval of the State Street Institutional Funds’ Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through January 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investment Class	$77	$270	$479	$1,083
Service Class	$102	$348	$614	$1,374

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes into account the effect of the Fund’s contractual fee waiver and/or reimbursement through January 31, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

State Street Institutional Small-Cap Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	270
5 years	rr_ExpenseExampleYear05	479
10 years	rr_ExpenseExampleYear10	1,083
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	270
5 years	rr_ExpenseExampleNoRedemptionYear05	479
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,083
State Street Institutional Small-Cap Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	348
5 years	rr_ExpenseExampleYear05	614
10 years	rr_ExpenseExampleYear10	1,374
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	348
5 years	rr_ExpenseExampleNoRedemptionYear05	614
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,374

[1]	The Fund’s management fee is a “unitary” fee that includes most operating expenses payable by the Fund. The rate is subject to breakpoints and differs depending on the average daily net assets of the Fund. Accordingly, actual management fee rate may be higher or lower than shown above.
[2]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until January 31, 2023 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, extraordinary expenses, and certain class specific expenses, such as distribution and shareholder servicing) exceed 0.75% of average daily net assets on an annual basis. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to January 31, 2023, except with approval of the State Street Institutional Funds’ Board of Trustees.